ISSUED CAPITAL AND RESERVES	12 Months Ended
Dec. 31, 2017
ISSUED CAPITAL AND RESERVES
ISSUED CAPITAL AND RESERVES

23 ISSUED CAPITAL AND RESERVES

        The following table details the common shares of the Company as of December 31:

	2017	2016
Authorized common shares (nominal value of US$0.001 per share)	2,759,171,830	2,759,171,830
Issued shares (see Note 1)	1,756,731,135	1,756,731,135
Treasury shares	(7,603,731)	(7,726,487)

Outstanding shares	1,749,127,404	1,749,004,648

        The holders of common shares are, subject to our by-laws and Bermuda law, generally entitled to enjoy all the rights attaching to common shares.

        Each fully paid common share entitles its holder to:

        •       participate in shareholder meetings;

        •       have one vote on all issues voted upon at a shareholder meeting, except for the purposes of cumulative voting for the election of the Supervisory Board, in which case each common share shall have the same number of votes as the total number of members to be elected to the Supervisory Board and all such votes may be cast for a single candidate or may be distributed between or among two or more candidates;

        •       receive dividends approved by the Supervisory Board;

        •       in the event of our liquidation, receive a pro rata share of our surplus assets; and

        •       exercise any other rights of a common shareholder set forth in our bye-laws and Bermuda law.

        Share options exercised in each respective year have been settled using the Treasury shares of the Company. The reduction in the Treasury shares equity component is equal to the cost incurred to acquire the shares, on a weighted average basis. Any excess between the cash received from employees and reduction in Treasury shares is recorded in capital surplus.

        As of December 31, 2017 and 2016, there were no remaining VEON convertible preferred shares authorized and outstanding. The preferred shares, with a nominal value of US$0.001 per share, were convertible into VEON common shares at the option of the shareholder (Telenor) any time between October 15, 2013 and April 15, 2016 at a price based on the NASDAQ price of VEON ADSs. As of April 15, 2016, pursuant to the terms of the Company's bye-laws, the 305,000,000 preferred shares held by Telenor had been redeemed by the Company at a redemption price of US$0.001 per share and are no longer outstanding.

NATURE AND PURPOSE OF RESERVES

Other capital reserves

        Other capital reserves are mainly used to record the accumulated impact of derivatives designated as cash flow hedges (Note 17) and recognize the results of transactions that do not result in a change of control with non-controlling interest (Note 5).

Foreign currency translation reserve

        The foreign currency translation reserve is used to record exchange differences arising from the translation of the financial statements of foreign subsidiaries. The other comprehensive loss recognized within the foreign currency reserve was driven primarily by the strengthening of the US Dollar and the depreciation of emerging markets currencies in which VEON operates, particularly the depreciation of the Uzbek som (see Note 1). In addition, a loss of US$125 was recognized within the foreign currency reserve pertaining to the hedge of net investment in foreign operations (see Note 17).